Long-Term Debt (Notes) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2014	Feb. 11, 2015	Sep. 25, 2014	Nov. 12, 2013	Mar. 25, 2013	Nov. 08, 2012
Debt Instrument [Line Items]
Repayments of Long-term Lines of Credit	$ 62,500	$ 269,000
Additions to long-term debt	0	300,000
Deferred financing costs	0	$ 6,551
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	4,100
Long-term Debt, Maturities, Repayments of Principal in Year Two	5,500
Long-term Debt, Maturities, Repayments of Principal in Year Three	135,500
Long-term Debt, Maturities, Repayments of Principal in Year Four	28,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	867,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 650,000
Senior Notes [Member] | 7.5% WNRL Secured Notes, due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				7.50%
Debt Instrument, Face Amount				$ 300,000
Debt Instrument, Interest Rate, Effective Percentage	7.78%
Senior Notes [Member] | 7.125% NTI Secured Notes, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						7.125%		7.125%
Debt Instrument, Face Amount					$ 75,000			$ 275,000
Debt Instrument, Unamortized Premium					$ 4,200
Additions to long-term debt			$ 79,200
Deferred financing costs			$ 2,500
Debt Instrument, Interest Rate, Effective Percentage	6.91%
Senior Notes [Member] | 6.25% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							6.25%
Debt Instrument, Face Amount							$ 350,000
Debt Instrument, Interest Rate, Effective Percentage	6.52%